ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2024 and 2023:

	As of September 30,
	2024	2023
Accounts receivable, gross	$29,974,474	$21,584,671
Less: allowance for doubtful accounts	(7,580,664)	(6,617,485)
Accounts receivable, net	$22,393,810	$14,967,186

The Company recorded $682,496 and $6,702,521 bad debt expense during the year ended September 30, 2024 and 2023, respectively. There was no bad-debt write-off recorded by the Company during the years ended September 30, 2024 and 2023.

Changes of allowance for doubtful accounts for the years ended September 30, 2024 and 2023 are as follow:

	As of September 30,
	2024	2023
Beginning balance	$6,617,485	$255,322
Additional reserve through bad debt expense	700,653	6,366,356
Reduction due to accounts receivable factoring	—	—
Exchange difference	262,526	(4,193)
Ending balance	$7,580,664	$6,617,485